Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-In-Interest Transactions

7. Party-In-Interest Transactions

The Plan's record keeper, Trustees, and Custodians, as well as the Company and Plan participants, and the auditor of the Plan’s financial statements, are each a “party-in-interest" to the Plan as defined by ERISA. Certain administrative functions are performed by employees and officers of the Bank for which no compensation was paid from the Plan. Certain Plan investments are in shares of Avidia Bancorp, Inc. common stock and contracts issued by Principal. The Plan also issues notes receivable from participants. For the Plan year ended December 31, 2025, fees paid to the Custodians amounted to $10,934. Expenses paid by the Plan to the Plan’s record keeper, Trustees, and Custodians represent party-in-interest transactions. As of December 31, 2025, the Plan held 554,198 shares of Avidia Bancorp, Inc. common stock.